Summary of Significant Accounting Policies - Property Plant and Equipment Useful Life (Details)		12 Months Ended
	Sep. 01, 2019	Dec. 31, 2018
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	9 years	15 years
Computer systems and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Computer systems and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years